Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Representing: –
Current portion	$ 16	$ 42
Non-current portion		18
Lease liabilities	$ 16	60
Lease of offices [Member]
Schedule of Lease Liabilities [Line Items]
Term of repayments	2 years
Annual interest rate	5.25%
Lease liabilities	$ 16	$ 60